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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended JUNE 30, 2004

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

HHG INVEST PLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

4 BROADGATE                             LONDON            UK            EC2M 2DA
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-10907

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

TOM WARE                          COMPLIANCE MANAGER          00 44 22 7818 4786
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                                    /S/ TOM WARE
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                        LONDON, UK             AUGUST 12, 2004
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Included Managers:


   13F File No.: Name:
   ------------- ---------------------
1. 28-10904      HHG PLC
   ------------- ---------------------